Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

October 2, 2013

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:
Post-Effective Amendment No. 107 to the Registration Statement on Form N-1A of DWS Diversified Market Neutral Fund (formerly DWS Disciplined Market Neutral Fund) and DWS Select Alternative Allocation Fund (each, a “Fund,” and together, the “Funds”), each a series of DWS Market Trust (the “Trust”) (Reg. Nos. 002-21789, 811-01236)

Ladies and Gentlemen:

    We are filing today through the EDGAR system, on behalf of the Funds, Post-Effective Amendment No. 107 under the Securities Act of 1933, as amended (the “Securities Act”), to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

    The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act and Rule 8b-16 under the Investment Company Act of 1940, as amended, for review and comment by the staff of the Securities and Exchange Commission (the “Commission”).  Pursuant to Rule 485(a)(1), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective on December 1, 2013.  No fees are required in connection with this filing.

    With regard to DWS Diversified Market Neutral Fund, the Amendment contains disclosure reflecting the following:  (i) termination of a subadviser and the addition of two new subadvisers; (ii) certain changes to the Fund’s principal investment strategy that include the Fund employing a multi-manager approach; and (iii) the addition of the Fund to the Securities Lending Program.  With regard to DWS Select Alternative Allocation Fund, the Amendment contains disclosure reflecting the following: (i) the termination of a subadvisor and (ii) certain changes to the Fund’s principal investment strategy.

    Other than the sections relating to the foregoing, the disclosure in the Amendment represents standard DWS disclosure that has been previously reviewed by the staff of the Commission.

    The Amendment has been electronically coded to show changes from the Funds’ Prospectuses and Statements of Additional Information filed with the Commission on November 30, 2012 in Post-Effective Amendment No. 100 for the Trust.

    Any comments or questions on this filing should be directed to the undersigned at (617) 295-3011.

Sincerely yours, /s/James M. Wall James M. Wall Director & Senior Counsel Deutsche Investment Management Americas Inc

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cc:           John Marten, Esq., Vedder Price P.C.